Interim Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 15,652	$ 5,308	$ 29,012	$ 8,088	$ 21,778
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	648	531	1,278	1,057	2,234
Deferred tax expense	60	296	668	226	476
Loss on disposal of fixed assets	11	0	31	0	0
Share based compensation expense	1,470	951	2,681	1,768	4,235
Change in provision for doubtful debts	0	0	(33)	0	(87)
Changes in operating assets and liabilities:
Trade accounts receivable, gross	(6,115)	(2,355)	(19,234)	(8,108)	(9,696)
Inventories	(9,825)	(3,991)	(15,182)	(7,014)	(19,330)
Due from related parties, net	(2)	51	(12)	20	72
Other assets	(505)	(529)	(1,067)	(601)	(501)
Trade accounts payable	5,809	4,247	6,040	9,219	15,661
Other current liabilities	12,653	6,569	18,397	7,765	10,686
Liability for employee severance benefits, net	36	48	43	46	224
Net cash provided by operating activities	19,892	11,126	22,622	12,466	25,752
Cash flows from investing activities:
Release from (investment in) short-term deposits	6,000	(27,500)	(37,000)	(17,500)	(20,500)
Release from (investment in) long-term deposits	0	0	(10,000)	0	0
Purchase of fixed assets	(802)	(365)	(1,268)	(775)	(2,410)
Purchase of intangible assets	(13)	(122)	(45)	(126)	(216)
Net cash provided by (used in) investing activities	5,185	(27,987)	(48,313)	(18,401)	(23,126)
Cash flows from financing activities:
Share issuance, net	1	0	0	0	64,288
Proceeds from exercise of share options	44	276	206	334	629
Net cash provided by financing activities	45	276	206	334	64,917
Effect of change in exchange rate on cash and cash equivalents	270	(32)	9	23	225
Net increase (decrease) in cash and cash equivalents	25,392	(16,617)	(25,476)	(5,578)	67,768
Cash and cash equivalents at beginning of the period	54,947	49,086	105,815	38,047	38,047
Cash and cash equivalents at end of the period	80,339	32,469	80,339	32,469	105,815
Supplementary cash flows information:
Income taxes paid	44	12	153	211	546
Lease payments	239	260	481	530	1,025
Non-cash transactions:
Fixed assets purchased with supplier credit	$ 321	$ 162	$ 321	$ 162	$ 159